Loans Payable	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Loans Payable

12.	LOANS PAYABLE
Short-term Loans
Short-term loans as of December 31, 2019 and 2020 amounted to RMB2.6 billion and RMB3.0 billion (US$462 million), respectively, which consisted of RMB denominated borrowings by the Company’s subsidiaries

from financial institutions in the PRC and were repayable within one year.
As of December 31, 2019, and 2020, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries of iQIYI and either collateralized by an office building of one of iQIYI’s VIEs with a carrying amount of RMB562 million and RMB548 million (US$84 million) respectively, or restricted cash balances totaling US$139 million and US$4 million (equivalent to RMB23 million), respectively, or other receivables totaling nil and US$5 million (equivalent to RMB35 million), respectively.
As of December 31, 2019 and 2020, the weighted average interest rates for the outstanding borrowings were approximately 4.05% and 4.30%, respectively, and the aggregate amounts of unused lines of credit for short-term loans were RMB1.6 billion and RMB840 million (US$129 million), respectively.
Structured payable arrangements
In 2020, iQIYI entered into structured payable arrangements with banks or other financial institutions (“factoring arrangements”), which extended the original payment terms. Under the factoring arrangements, the suppliers’ receivables collection process was accelerated through selling its receivables from iQIYI to the banks or other financial institutions at a discount. iQIYI was legally obligated to pay the banks or other financial institutions in the amount totaling RMB396 (US$61 million), maturing within one year.
As a result of the factoring arrangements, the payment terms of the iQIYI’s original accounts payables were substantially modified and considered extinguished as the nature of the original liability has changed from accounts payables to loan borrowings from banks or other financial institutions. The proceeds from borrowings from banks or other financial institutions is a financing activity and is reported as “Proceeds from short-term loans” on the consolidated statements of cash flows. As of December 31, 2020, the outstanding borrowings from the factoring arrangements were RMB390 million (US$60 million), which is repayable within one year and are included in “Short-term loans” on the consolidated balance sheet.
Long-term Loans
Baidu
In June 2016, the Company entered into a
five-year
term revolving facility agreement with a group of 21 syndicated bankers, pursuant to which the Company is entitled to borrow an unsecured USD denominated floating rate loan of US$1.0 billion with a term of five years
and to borrow an unsecured USD denominated revolving loan of US$1.0 billion for five years
. The facility was priced at 110 basis points over LIBOR and is intended for the general working capital of the Company. In June 2016, the Company drew down two
tranches of US$
250
 million each under the facility commitment. In November 2016, the Company drew down two tranches of US$250 million each under the facility commitment. In connection with the facility agreements, the Company entered into four interest rate swap agreements, pursuant to which the loans would be settled with a fixed annual interest rate of 2.11%, 2.10%, 2.78% and 2.78% respectively, during the respective term of the loans.
The total outstanding borrowings were RMB7.0 billion and RMB6.5 billion (US$ 1.0 billion), which was classified as Long-term loans as of December 31, 2019 and reclassified to Long-term loans, current portion” as of December 31, 2020.
The interest rate swap agreements met the definition of a derivative in accordance with ASC Topic 815,
Derivatives and Hedging
(“ASC 815”). The derivatives related to the interest rate swap agreements are accounted at fair value and included in “Other non-current assets” on the consolidated balance sheets.
iQIYI
In 2017, iQIYI borrowed a secured RMB denominated loan of RMB299 million with an interest rate of 4.47% for a three-year
term from the Bank of China for its general working capital purposes. Pursuant to the agreement, the principal shall be repaid by installments from 2017 to 2020. As of December 31, 2019 and 2020, the repayment of the loan is guaranteed by a subsidiary of iQIYI and collateralized by an office building of one of iQIYI’s VIEs with a carrying amount of RMB562 million and RMB548 million (US$84 million), respectively. Principal repayments were made on the loan when they became due and amounted to RMB10 million and RMB274 million (US$42 million) for the years ended December 31, 2019 and 2020, respectively. The loan was fully repaid as of December 31, 2020.
In September 2019, iQIYI entered into a
two-year
loan agreement with JPMorgan Chase Bank, N.A., pursuant to which iQIYI is entitled to borrow a secured RMB denominated loan of RMB800 million for the general working capital of iQIYI. In 2019, iQIYI drew down RMB448 million with an interest rate of 3.55%. Pursuant to the agreement, the principal shall be repaid in installments from 2019 to 2021. As of December 31, 2019 and December 31, 2020, the repayment of the loan was collateralized by long-term held-to-maturity
debt securities with a stated cost of US$71 million and US$71 million (equivalent to RMB463 million), respectively. Principal repayments were made on the loan when they became due and amounted to RMB3 million and RMB34 million (US$5 million) for the years ended December 31, 2019 and 2020, respectively. The amount repayable within the next twelve months are classified as “Long-term loans, current portion”.

In December 2018, iQIYI entered into a series of transactions (“reverse factoring arrangement”) in order to re-finance certain payables due to its suppliers. In the reverse factoring arrangement, iQIYI’s suppliers sold certain 2018 receivables due from iQIYI (the “2018 factored receivables”) to the financial institutions at a discount. The 2018 factored receivables were transferred to a securitization vehicle and used to securitize debt securities issued to third-party investors for gross proceeds of RMB446 million. Concurrently, iQIYI also entered into an agreement with the financial institutions to extend the repayment of the underlying payables to mirror the repayment terms for the asset-back debt securities with maturities in December 2019 and December 2020. Under such arrangement, the payable obligation between iQIYI and the suppliers was considered settled and iQIYI was legally obligated to pay the financial institutions thereafter. As the 2018 factored receivables were sold to the financial institutions and used to securitize the debt securities, the factored receivables are viewed as collateral for raising loans through the issuance of 2018 asset-backed debt securities. The borrowings have an effective interest rate of 7.00%.
In November 2019, the Company entered into a similar reverse factoring arrangement whereby iQIYI’s suppliers sold certain 2019 receivables due from iQIYI (the “2019 factored receivables”) amounting to RMB587 million to the financial institutions at a discount. The 2019 factored receivables were transferred to a securitization vehicle and used to securitize debt securities issued to third-party investors for gross proceeds of RMB500 million. Concurrently, iQIYI also entered into an agreement with the financial institutions to extend the repayment of the underlying payables to mirror the repayment terms for the 2019 asset-back debt securities which mature in November 2021. The borrowings have an effective interest rate of 5.97%.
The securitization vehicle was designed by iQIYI with the sole purpose to acquire receivable balances from iQIYI’s suppliers in order to securitize the senior asset-backed securities with guaranteed returns ranging from 5.0% to 5.5% sold to third-party investors. iQIYI has a variable interest in the securitization vehicle through its interest in the subordinated asset-backed securities issued by the securitization vehicle which bear the residual loss. As a result, iQIYI considers itself the primary beneficiary and consolidates the securitization vehicle given iQIYI has (i) the power to govern the activities that most significantly impact its economic performance, and (ii) is obligated to absorb losses that could potentially be significant to the securitization vehicle.
As a result of the series of transactions described above, the payment terms of iQIYI’s original trade payables were substantially modified and considered extinguished as the nature of the original liability has changed from that of a trade payable to loan borrowings from third-party investors
As of December 31, 2019 and 2020, the outstanding borrowings as a result of the reverse factoring arrangements were RMB898 million and RMB498 million (US$76 million), respectively. RMB75 million and RMB371 million (US$57 million) of 2018 asset-backed debt securities were repaid when they became due in December 2019 and December 2020, respectively. RMB30 million (US$5 million) of 2019 asset-backed debt securities was repaid when it became due in October 2020. RMB498 million (US$76 million) of asset-backed debt securities is repayable within one year and are included in “Long-term loans, current portion”.